Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 011
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024, to Form 5500 (in thousands):

	2025	2024
Net assets available for benefits per the financial statements	$6,174,940	$5,764,114
Deemed distributions of participant loans	(12,362)	(11,464)
Net assets available for benefits per Form 5500	$6,162,578	$5,752,650
The following is a reconciliation of total deductions per the financial statements for the year ended December 31, 2025, to Form 5500 (in thousands):

2025
Total deductions per the financial statements	$512,238
Add: deemed distributions of participant loans at December 31, 2025	12,362
Less: deemed distributions of participant loans at December 31, 2024	(11,464)
Total deductions per Form 5500	$513,136